DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
                     TWO WORLD TRADE CENTER
                    NEW YORK, NEW YORK 10048
                         (212) 392-1600



                                   January 5, 1998


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.  20549

Re:  Dean Witter Precious Metals and Minerals Trust
     File #33-32872
     Rule 497(j) Filing

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via Edgar with the Securities and Exchange Commission on December 30, 1997.


                                   Very truly yours,
                               /s/ Ruth Rossi
                                    Ruth Rossi
                                    Assistant Secretary



cc: Randolph Koch
    Barry Fink